PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

US$ MILLIONS	Gross carrying amount	Accumulated depreciation	Accumulated fair value adjustments	Total
Balance at January 1, 2019	$3,141	$(437)	$973	$3,677
Change in accounting policies(1)	3	—	—	3
Additions, net of disposals	413	7	—	420
Depreciation expense	—	(113)	—	(113)
Fair value adjustments	—	—	347	347
Net foreign currency exchange differences	139	(24)	48	163
Balance at December 31, 2019	$3,696	$(567)	$1,368	$4,497
Additions, net of disposals	358	6	—	364
Non-cash additions	6	(3)	—	3
Depreciation expense	—	(131)	—	(131)
Fair value adjustments	—	—	215	215
Net foreign currency exchange differences	137	(24)	50	163
Balance at December 31, 2020	$4,197	$(719)	$1,633	$5,111

(1)Relates to the adoption of IFRS 16 effective January 1, 2019.
The following table summarizes the valuation techniques and significant inputs for our company’s property, plant and equipment assets.

Dec. 31, 2020				Dec. 31, 2019
Valuation Technique	Discount Rate	Terminal Value Multiple	Investment Horizon	Valuation Technique	Discount Rate	Terminal Value Multiple	Investment Horizon
Discounted cash flow model	7%	23x	10 yrs	Discounted cash flow model	7%	21x	10 yrs